Financial risk management (Details Textual)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial risk management [Line Items]
Decrease in exchange rate basis points	(10.00%)	(10.00%)	(10.00%)
Bottom of range [member] | Foreign currency,increase [Member]
Disclosure Of Financial risk management [Line Items]
Closing foreign exchange rate	3.602
Bottom of range [member] | Foreign currency,decrease [Member]
Disclosure Of Financial risk management [Line Items]
Closing foreign exchange rate	2.947
Top of range [member] | Foreign currency,increase [Member]
Disclosure Of Financial risk management [Line Items]
Closing foreign exchange rate	3.627
Top of range [member] | Foreign currency,decrease [Member]
Disclosure Of Financial risk management [Line Items]
Closing foreign exchange rate	2.967